FAIR VALUE DISCLOSURES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value Financial Instruments [Line Items]
Fixed maturity securities, fair value	$ 1,451	$ 1,109
Risk-adjusted discount factor	7.00%
Level 1
Fair Value Financial Instruments [Line Items]
Fixed maturity securities, fair value	$ 4	$ 9
Percentage of assets measured at fair value on recurring basis	56.90%	61.30%
Level 2
Fair Value Financial Instruments [Line Items]
Fixed maturity securities, fair value	$ 1,441	$ 1,069
Percentage of assets measured at fair value on recurring basis	42.90%	37.70%
Level 3
Fair Value Financial Instruments [Line Items]
Fixed maturity securities, fair value	$ 6	$ 31
Percentage of assets measured at fair value on recurring basis	0.20%	1.00%
Mortgage, asset-backed securities and CBMS measured at fair value	$ 0	$ 24
Public Fixed Maturities
Fair Value Financial Instruments [Line Items]
Fixed maturity securities, fair value	$ 1,149	$ 888
Percentage of available-for-sale, fixed maturity measured at fair value	31.90%	29.40%
Private Fixed Maturities
Fair Value Financial Instruments [Line Items]
Fixed maturity securities, fair value	$ 302	$ 221
Percentage of available-for-sale, fixed maturity measured at fair value	8.40%	7.30%
Minimum
Fair Value Financial Instruments [Line Items]
Investment term	1 year
Maximum
Fair Value Financial Instruments [Line Items]
Investment term	3 years